SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
STS-Ukraine
Subsequent events
Schedule of assets and liabilities as held for sale

Current assents	282
Non-current assets	50

Total assets related to disposal group held for sale	332

Current liabilities	275
Non-current liabilities	16

Total liabilities related to disposal group held for sale	291